Shareholders' Equity, Non-Controlling Interest and Members' Equity	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Shareholders' Equity, Non-Controlling Interest and Members' Equity [Line Items]
Shareholders' Equity, Non-Controlling Interest and Members' Equity

NOTE K — Shareholders’ Equity, Non-Controlling Interest and Members’ Equity

Successor Period — The Company’s equity consists of a total of 831,000,000 authorized shares across all classes of capital stock, which the Company has the authority to issue. The 831,000,000 authorized shares consist of 1,000,000 authorized shares of preferred stock with a par value of $0.0001 per share, 520,000,000 authorized shares of Class A Common Stock with a par value of $0.0001 per share, and 310,000,000 shares of Class B Common Stock with a par value of $0.0001 per share.

As of June 30, 2023 (Successor), the Company had no outstanding shares of Preferred Stock, 67,352,271 outstanding shares of Class A Common Stock, and 142,711,590 outstanding shares of Class B Common Stock.

The table below demonstrates the calculation of comprehensive loss attributable to redeemable non-controlling interest holders for the June 8, 2023 through June 30, 2023 (Successor) Period:

Period from June 8 – June 30, 2023 (Successor)
Comprehensive Loss	$(110,586)
Redeemable non-controlling interest percentage – Class A OpCo Units	64.8%
Comprehensive loss attributable to Class A OpCo Units	$(71,660)
Period from June 8 – June 30, 2023 (Successor)
Comprehensive Loss	$(110,586)
Redeemable non-controlling interest percentage – Class B OpCo Units	3.2%
Comprehensive loss attributable to Class B OpCo Units	$(3,539)

Redeemable non-controlling interests are comprised of 136,073,465 vested Class A OpCo Units and 6,638,125 vested Class B OpCo Units. Class A OpCo Units are exchangeable for shares of Class A Common Stock or redeemable for cash. Additionally, the Company holds a call right that enables it to redeem Class A OpCo Units for shares of Class A Common Stock or cash once the unit holder has elected to redeem the equity instrument. Class B OpCo Units are convertible into Class A OpCo Units at the unit holders’ discretion, as long as the value of the Class B OpCo Units equals the value of the Class A OpCo Units at the time of exchange. Subsequent to the Business Combination (Note C), Class B OpCo Units are convertible into Class A OpCo Units whenever Class A OpCo Units or Warrants are redeemed, the Company offers equity securities, Warrants are exercised, or certain other equity transactions that cause the value of the Class B OpCo Units to be stepped-up to the value Class A OpCo Units.

Predecessor Period — The Company’s equity in the Predecessor Period comprised a single class of membership interests. The Company’s members’ equity as of June 30, 2022 (Predecessor) included 4,987,845 authorized membership interests, of which 3,716,149 were issued and outstanding.

Due to the absence of an active market for the Company’s membership interests, the Company utilized methodologies in accordance with the framework of the American Institute of Certified Public Accountants Technical Practice Aid — Valuation of Privately-Held Company Equity Securities Issued as Compensation to estimate the fair value of its membership interests. The estimated fair value of the membership interests was determined at each grant date based upon a variety of factors, including price of equity issuances by the Company, the Company’s financial position, historical financial performance, the Company’s developed, external market conditions affecting any trends within the industry and the likelihood of achieving a liquidity event.

RICE ACQUISITION CORP. II [Member]
Shareholders' Equity, Non-Controlling Interest and Members' Equity [Line Items]
Shareholders' Equity, Non-Controlling Interest and Members' Equity

Note 7. Shareholders’ Deficit

Class A Ordinary Shares — The Company is authorized to issue 300,000,000 Class A ordinary shares with a par value of $0.0001 per share. As of March 31, 2023 and December 31, 2022, there were 34,502,500 Class A ordinary shares issued and outstanding, of which 34,500,000 Class A ordinary shares were subject to possible redemption that are classified as temporary equity in the accompanying condensed consolidated balance sheets (see Note 6).

Class B Ordinary Shares — The Company is authorized to issue 30,000,000 Class B ordinary shares with a par value of $0.0001 per share. As of March 31, 2023 and December 31, 2022, 8,625,000 Class B ordinary shares were issued and outstanding.

Ordinary shareholders of record are entitled to one vote for each share held on all matters to be voted on by shareholders. Holders of the Class A ordinary shares and holders of the Class B ordinary shares will vote together as a single class on all matters submitted to a vote of the Company’s shareholders, except as required by law. The Class B ordinary shares will automatically convert into Class A ordinary shares on the first business day immediately following the consummation of the initial Business Combination at a ratio such that the number of Class A ordinary shares issuable upon conversion of all Founder Units will equal, in the aggregate, on an as-converted basis, 20% of the sum of (i) the total number of Class A ordinary shares issued and outstanding upon completion of the Initial Public Offering, plus (ii) the sum of the total number of Class A ordinary shares issued or deemed issued or issuable upon conversion or exercise of any equity-linked securities or rights issued or deemed issued, by the Company in connection with or in relation to the consummation of the initial Business Combination, excluding any Class A ordinary shares or equity-linked securities exercisable for or convertible into Class A ordinary shares issued, or to be issued, to any seller in the initial Business Combination and any private placement warrants issued to the Sponsor upon conversion of Working Capital Loans. In no event will the Class B ordinary shares convert into Class A ordinary shares at a rate of less than one to one.

Preference Shares — The Company is authorized to issue 1,000,000 preference shares, with a par value of $0.0001 per share, with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of March 31, 2023 and December 31, 2022, there were no preference shares issued or outstanding.

Class A and Class B Units of Opco — For each Class B ordinary share there is a corresponding Class A or Class B Unit of Opco. In connection with an initial Business Combination, or in certain circumstances described in the Opco LLC Agreement, at specified times after, the Class B Units of Opco are expected to convert into Class A Units of Opco on a one-for-one basis, subject to adjustment. The Class A Units will be exchangeable (together with the cancellation of a corresponding number of the Company’s Class B ordinary shares) for cash or into the Company’s Class A ordinary shares after the time of an initial Business Combination on a one-for-one basis. The

Company’s Class B ordinary shares comprising the Founder Units and Sponsor Units cannot be transferred without transferring a corresponding number of Class A Units or Class B Units of Opco, as applicable, and vice versa. As of March 31, 2023 and December 31, 2022, there were 2,600 Class A Units of Opco issued and outstanding and 7,187,500 Class B Units of Opco issued and outstanding. In June 2021, Opco effected a distribution, resulting in an aggregate of 8,624,900 Class B Units of Opco issued and outstanding.

Note 7. Shareholders’ Deficit

Class A Ordinary Shares — The Company is authorized to issue 300,000,000 Class A ordinary shares with a par value of $0.0001 per share. As of December 31, 2022 and 2021, there were 34,502,500 Class A ordinary shares issued and outstanding, of which 34,500,000 Class A ordinary shares were subject to possible redemption and are classified as temporary equity in the accompanying consolidated balance sheets (see Note 6).

Class B Ordinary Shares — The Company is authorized to issue 30,000,000 Class B ordinary shares with a par value of $0.0001 per share. As of December 31, 2022 and 2021, 8,625,000 Class B ordinary shares were issued and outstanding.

Ordinary shareholders of record are entitled to one vote for each share held on all matters to be voted on by shareholders. Holders of the Class A ordinary shares and holders of the Class B ordinary shares will vote together as a single class on all matters submitted to a vote of the Company’s shareholders, except as required by law. The Class B ordinary shares will automatically convert into Class A ordinary shares on the first business day immediately following the consummation of the initial Business Combination at a ratio such that the number of Class A ordinary shares issuable upon conversion of all Founder Shares will equal, in the aggregate, on an as-converted basis, 20% of the sum of (i) the total number of Class A ordinary shares issued and outstanding upon completion of the Initial Public Offering, plus (ii) the sum of the total number of Class A ordinary shares issued or deemed issued or issuable upon conversion or exercise of any equity-linked securities or rights issued or deemed issued, by the Company in connection with or in relation to the consummation of the initial Business Combination, excluding any Class A ordinary shares or equity-linked securities exercisable for or convertible into Class A ordinary shares issued, or to be issued, to any seller in the initial Business Combination and any private placement warrants issued to the Sponsor upon conversion of Working Capital Loans. In no event will the Class B ordinary shares convert into Class A ordinary shares at a rate of less than one to one.

Preference Shares — The Company is authorized to issue 1,000,000 preference shares, with a par value of $0.0001 per share, with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of December 31, 2022 and 2021, there were no preference shares issued or outstanding.

Class A and Class B Units of Opco — For each Class B ordinary share there is a corresponding Class A or Class B Unit of Opco. In connection with an initial Business Combination, or in certain circumstances described in the Opco LLC Agreement, at specified times after, the Class B Units of Opco are expected to convert into Class A Units of Opco on a one-for-one basis, subject to adjustment. The Class A Units will be exchangeable (together with the cancellation of a corresponding number of the Company’s Class B ordinary shares) for cash or into the Company’s Class A ordinary shares after the time of an initial Business Combination on a one-for-one basis. The Company’s Class B ordinary shares comprising the Founder Shares and Sponsor Shares cannot be transferred without transferring a corresponding number of Class A Units or Class B Units of Opco, as applicable, and vice versa. As of December 31, 2022 and 2021, there were 2,600 Class A Units of Opco issued and outstanding and 7,187,500 Class B Units of Opco issued and outstanding. In June 2021, Opco effected a distribution, resulting in an aggregate of 8,624,900 Class B Units of Opco issued and outstanding.